Property, Plant and Equipment - Summary of Major Categories of Property, Plant and Equipment (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Mar. 31, 2016	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Property, plant and equipment	$ 3,139,239	$ 3,225,645	$ 3,110,385
Land [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment	$ 326,942		316,798
Land [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, Estimated life	0 years
Land [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, Estimated life	0 years
Building and Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment	$ 136,587		132,360
Building and Improvements [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, Estimated life	10 years
Building and Improvements [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, Estimated life	39 years
Advertising Structures [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment	$ 2,529,301		2,520,644
Advertising Structures [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, Estimated life	5 years
Advertising Structures [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, Estimated life	15 years
Automotive and Other Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment	$ 146,409		$ 140,583
Automotive and Other Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, Estimated life	3 years
Automotive and Other Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, Estimated life	7 years